Loans, Impaired Loans and Allowance for Credit Losses - Allowance For Credit Losses (Parenthetical) (Detail) - CAD ($) $ in Millions	6 Months Ended		12 Months Ended
	Apr. 30, 2019	Apr. 30, 2018	Oct. 31, 2018
Disclosure of detailed information about financial instruments [abstract]
Allowance for credit losses for other financial assets	$ 81	$ 88	$ 89